CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (26,154,897)	$ (8,255,104)	$ (18,030,124)	$ (8,472,898)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation	21,344	14,224	19,451	10,174
Amortization of debt discounts	187,272	1,549,669	1,549,669	107,016
Stock based compensation	19,882,527	2,496,873	7,380,431	2,722,662
Gain on sale of securities	(75,000)
Change in fair value of derivative liabilities	(986,058)	(1,320,654)	581,912	2,236,401
Non cash interest		1,265,376	1,265,376	4,381
Penalties related to note maturity		763,872	763,872
Changes in operating assets and liabilities
Accounts receivable	6,889	(72,324)	36,194	(28,299)
Prepaid and other	(13,687)	12,938	12,938	209,370
Deposit				(30,953)
Accounts payable and other liabilities	(41,556)	629,298	210,455	112,906
Deferred revenue	(27,010)		27,010
Net cash used in operating activities	(7,200,176)	(2,915,832)	(6,182,816)	(3,129,240)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of DDDigtal Inc	8,672
Cash acquired from acquisition of Odava, Inc.	2,601
Proceeds from sale of securities	250,000
Cash paid related to acquisition of Odava, Inc.	(40,570)
Purchase of equity investment	(100,002)
Purchase of convertible promissory note	(300,000)
Purchase of equipment	(57,534)	(19,100)	(23,750)	(69,035)
Investment in DDDigtal LLC			(60,000)
Investment in Flowhub				(175,000)
Net cash used in investing activities	(236,833)	(19,100)	(83,750)	(244,035)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from sale of common stock	1,198,000	1,660,500	5,000,275	3,075,577
Proceeds from issuance of convertible note	942,500	1,420,000	1,420,000
Proceeds from exercise of warrants	4,753,196	596,331	1,133,494	542,086
Proceeds from exercise of options		25,000	25,000
Proceeds from related party advances	442,500
Repayments of loans	(6,355)
Repayments of convertible notes		(1,026,600)	(1,324,029)
Net Cash Provided by Financing Activities	7,329,841	2,675,231	6,254,740	3,617,663
Net (decrease) increase in cash	(107,168)	(259,701)	(11,826)	244,388
CASH AT BEGINNING OF PERIOD	374,490	386,316	386,316	141,928
CASH AT END OF YEAR	267,322	126,615	374,490	386,316
NON-CASH FINANCING ACTIVITIES
Common stock issued in settlement of debt	108,100	447,085	1,359,891	60,000
Common stock issued in payment of penalties related to notes payable		163,621	163,621
Common stock issued to acquire DDDigtal Inc.	2,883,220
Net assets acquired from acquisition of DDDigtal Inc.	15,448
Common stock issued to acquire Odava, Inc	1,966,250
Net assets acquired from acquisition of Odava, Inc.	2,601
Reclassification of liability warrants from equity in connection with the sale of common stock	1,003,870
Reclassification of derivative liability to equity upon note prepayment(s)		7,308
Reclassification of derivative liability to equity upon warrant exercise(s)	$ 610,967
Beneficial conversion feature relating to convertible note payable			945,596
Reclassification of derivative liability to equity upon note payment(s)			$ 1,555,407	$ 3,336,109